Investments in subsidiaries, joint ventures and associates (Details - Textuals) - Opla	12 Months Ended
	Dec. 31, 2024	[1]	Dec. 31, 2023	Jul. 01, 2023
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%		50.00%
Ultracargo Logística S.A.
Disclosure of joint ventures [line items]
Percentage of equity interest acquired				50.00%

[1]	Subsidiary Ultracargo Logística S.A. acquired a 50% interest in Opla on July 1, 2023. The purchase price allocation (PPA) was completed in June 2024. For further information, see Note 27.